Other Assets - Customer Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer financing receivables, net
Customer financing receivables, gross	$ 365,430
Customer financing receivables, net, current	231,873	$ 226,979
Customer financing receivables, net, non-current	83,638	122,124
LAC
Customer financing receivables, net
Customer financing receivables, gross	205,207
Customer portfolio segment
Customer financing receivables, net
Customer financing receivables, gross, current	274,650	255,221
Customer financing receivables, gross, non-current	90,780	125,542
Customer financing receivables, gross	365,430	380,763
Allowance for credit losses, current	(42,777)	(28,242)
Allowance for credit losses, non-current	(7,142)	(3,418)
Allowance for credit losses	(49,919)	(31,660)	$ (29,209)	$ (19,574)
Customer financing receivables, net, current	231,873	226,979
Customer financing receivables, net, non-current	83,638	$ 122,124
Customer portfolio segment | LAC
Customer financing receivables, net
Allowance for credit losses	$ (43,300)